Net Income (Loss) per Common Unit - Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Common Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2016	$ (29,565)
2017	(594,426)
Class B Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2016	99,685
2017	2,004,209
Subordinated Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2016	(70,119)
2017	$ (1,409,783)